FAIR VALUE MEASUREMENTS - Summary of Liabilities Measured on a Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Founders advisory fees payable - related party	$ 365,789
LaderaTech contingent earn-out included in other liabilities, non-current	19,979	$ 19,816
Total liabilities	385,768
Level 1
Liabilities:
Founders advisory fees payable - related party	114,276
LaderaTech contingent earn-out included in other liabilities, non-current	0	0
Total liabilities	114,276
Level 2
Liabilities:
Founders advisory fees payable - related party	0
LaderaTech contingent earn-out included in other liabilities, non-current	0	0
Total liabilities	0
Level 3
Liabilities:
Founders advisory fees payable - related party	251,513
LaderaTech contingent earn-out included in other liabilities, non-current	19,979	$ 19,816
Total liabilities	$ 271,492